Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue Allocated To The Relevant Business Units [Abstract]
Schedule of Revenue Allocated to the Relevant Business Unit
As reported, the revenue allocated to the relevant business units developed as follows:

€ million	2025	2024	2023
Media	977	914	967
Networks	1,633	1,085	1,062
Subtotal	2,610	1,999	2,029
Other 1	17	2	1

Total	2,627	2,001	2,030

1	Other includes revenue not directly applicable to SES Video or SES Networks

Schedule of Group's Revenue Analysis
The Group’s revenue analysis from the point of view of category and timing can be found below:

2025 € million	Revenue recognized at a point in time	Revenue recognized over time	Total
Revenue from contracts with customers	153	2,418	2,571
Lease income	5	51	56

Total	158	2,469	2,627

2024 € million	Revenue recognized at a point in time	Revenue recognized over time	Total
Revenue from contracts with customers	74	1,878	1,952
Lease income	—	49	49

Total	74	1,927	2,001

2023 € million	Revenue recognized at a point in time	Revenue recognized over time	Total
Revenue from contracts with customers	59	1,949	2008
Lease income	—	22	22

Total	59	1,971	2,030

Schedule of Group's Revenue from External Customers
The Group’s revenue from external customers analysed by country using the customer’s billing address is as follows:

€ million	2025	2024	2023
Luxembourg (SES country of domicile)	249	79	49
United States of America	1,023	713	759
Germany	309	321	329
United Kingdom	149	203	214
France	89	74	78
Others – Europe	255	205	205
Others	553	406	396

Total	2,627	2,001	2,030